UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06456

Nuveen Premier Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Premier Municipal Income Fund, Inc. (NPF)
	January 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 145.2% (98.9% of Total Investments)

	MUNICIPAL BONDS – 145.2% (98.9% of Total Investments)

	Alabama – 0.7% (0.5% of Total Investments)
$ 2,010	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 2,076,370
	2006C-2, 5.000%, 11/15/39
	Alaska – 0.3% (0.2% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	4/16 at 100.00	B	851,150
	Series 2006A, 5.000%, 6/01/46
	Arizona – 4.3% (2.9% of Total Investments)
2,335	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/22 at 100.00	A1	2,526,447
	Project, Refunding Senior Series 2012A, 5.000%, 7/01/36
7,000	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project,	No Opt. Call	AA	9,346,820
	Series 2005B, 5.500%, 7/01/39 – FGIC Insured
1,200	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	BBB+	1,444,356
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
10,535	Total Arizona			13,317,623
	California – 21.0% (14.2% of Total Investments)
3,000	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	9/17 at 100.00	AA–	3,062,760
	Project, Refunding Series 2007A-1, 4.375%, 3/01/37 – FGIC Insured
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement
	Project, Series 1997C:
2,945	0.000%, 9/01/27	No Opt. Call	AA	2,064,592
2,455	0.000%, 9/01/32 – AGM Insured	No Opt. Call	AA	1,359,407
1,000	Arcadia Unified School District, Los Angeles County, California, General Obligation Bonds,	2/17 at 44.77	Aa1	437,090
	Election 2006 Series 2007A, 0.000%, 8/01/33 – AGM Insured
1,055	Brisbane School District, San Mateo County, California, General Obligation Bonds, Election	No Opt. Call	AA	489,794
	2003 Series 2005, 0.000%, 7/01/35 – AGM Insured
1,640	Byron Unified School District, Contra Costa County, California, General Obligation Bonds,	No Opt. Call	Aa3	857,146
	Series 2007B, 0.000%, 8/01/32 – SYNCORA GTY Insured
60	Byron Unified School District, Contra Costa County, California, General Obligation Bonds,	No Opt. Call	Aa3 (5)	40,902
	Series 2007B, 0.000%, 8/01/32 – SYNCORA GTY Insured (ETM)
1,700	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	1,944,001
	Series 2009B, 5.500%, 10/01/39
1,025	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	5/18 at 100.00	AA–	1,479,413
	Bond Trust 2015-XF0078, 13.657%, 5/15/40 (IF)
500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BB+	541,665
	University Medical Center, Series 2014A, 5.250%, 12/01/44
500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	4/16 at 100.00	CCC	496,570
	Health System, Series 2005A, 5.000%, 7/01/39 (4)
1,600	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,633,872
	Series 2001C, 5.250%, 8/01/31
5,045	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	11/21 at 61.42	BBB–	2,492,835
	Project, Capital Appreciation Series 2011A, 0.000%, 11/01/27
4,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/24 at 100.00	AAA	4,663,200
	System Revenue Bonds, Series 2014C, 5.000%, 6/01/44
3,010	El Camino Community College District, California, General Obligation Bonds, Election of 2002	8/22 at 100.00	Aa1	2,408,301
	Series 2012C, 0.000%, 8/01/25
25,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	Aaa	24,868,000
	1995A, 0.000%, 1/01/17 (ETM)
3,060	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/25 at 100.00	A+	3,496,172
	Asset-Backed Revenue Bonds, Series 2015A, 5.000%, 6/01/45
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	3,129,350
	Bonds, Series 2007A-1, 5.125%, 6/01/47
2,000	Imperial Irrigation District, California, Electric System Revenue Bonds, Refunding Series	5/26 at 100.00	AA–	2,401,660
	2015C, 5.000%, 11/01/38
2,665	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	1/24 at 100.00	AA–	3,076,876
	2014B, 5.000%, 7/01/43
4,615	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	No Opt. Call	A	1,765,422
	Area, Series 2011B, 0.000%, 10/01/38
2,000	San Francisco, California, Community Facilities District 6, Mission Bay South Public	8/22 at 29.31	N/R	448,580
	Improvements, Special Tax Refunding Bonds, Series 2013C, 0.000%, 8/01/43
1,145	Southern Kern Unified School District, Kern County, California, General Obligation Bonds,	No Opt. Call	AA	651,333
	Series 2006C, 0.000%, 11/01/30 – AGM Insured
1,175	Southern Kern Unified School District, Kern County, California, General Obligation Bonds,	No Opt. Call	AA	529,067
	Series 2010B, 0.000%, 11/01/35 – AGM Insured
74,695	Total California			64,338,008
	Colorado – 7.4% (5.1% of Total Investments)
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty	1/24 at 100.00	A	545,540
	Common Charter School, Series 2014A, 5.000%, 1/15/44
375	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	BBB+	378,926
	Society, Series 2005, 5.000%, 6/01/29
625	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	N/R (5)	634,981
	Society, Series 2005, 5.000%, 6/01/29 (Pre-refunded 6/01/16)
	Denver, Colorado, Airport System Revenue Bonds, Series 2006:
4,060	5.000%, 11/15/23 – FGIC Insured	11/16 at 100.00	AA–	4,209,043
6,800	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	AA–	7,047,452
8,940	5.000%, 11/15/25 – FGIC Insured	11/16 at 100.00	AA–	9,261,840
660	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA (5)	813,278
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured
21,960	Total Colorado			22,891,060
	Florida – 2.1% (1.4% of Total Investments)
105	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	BBB+ (5)	112,647
	Refunding and Improvement Series 2007, 5.000%, 10/01/34 (Pre-refunded 10/01/17)
1,500	Martin County Industrial Development Authority, Florida, Industrial Development Revenue	6/20 at 100.00	Ba1	1,564,905
	Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21
	(Alternative Minimum Tax)
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	1,042,430
	Obligation Group, Refunding Series 2007, 5.000%, 8/15/42
705	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue	3/24 at 100.00	BBB+	794,521
	Bonds, Series 2014A-1, 5.000%, 3/01/30
2,150	Sumter County, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.000%, 6/01/30	6/16 at 100.00	A (5)	2,184,615
	(Pre-refunded 6/01/16) – AMBAC Insured
700	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project,	9/22 at 100.00	A+	808,598
	Refunding & Capital Improvement Series 2012A, 5.000%, 9/01/29
6,160	Total Florida			6,507,716
	Georgia – 3.4% (2.3% of Total Investments)
	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project Series 2006A:
2,360	5.000%, 2/01/30 – SYNCORA GTY Insured	2/16 at 100.00	N/R	2,363,139
1,480	5.000%, 2/01/34 – SYNCORA GTY Insured	2/16 at 100.00	N/R	1,481,835
1,000	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/20	No Opt. Call	A	1,120,800
3,265	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third	7/26 at 100.00	AA+	3,881,073
	Indenture, Series 2015B, 5.000%, 7/01/41
1,425	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	1,586,738
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
9,530	Total Georgia			10,433,585
	Hawaii – 1.0% (0.7% of Total Investments)
2,750	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (Alternative	7/25 at 100.00	A+	3,083,273
	Minimum Tax)
	Idaho – 0.3% (0.2% of Total Investments)
310	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights	9/22 at 100.00	Baa1	347,203
	Mitigation Series 2012A, 5.000%, 9/01/32
500	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BB+	504,555
	Hospital, Series 2006, 5.250%, 9/01/26
810	Total Idaho			851,758
	Illinois – 16.6% (11.3% of Total Investments)
3,000	Bensenville, Illinois, General Obligation Bonds, Series 2011A, 5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA	3,321,090
4,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	4,487,081
	5.250%, 12/01/40
6,410	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2001A, 5.500%,	No Opt. Call	AA–	7,677,385
	1/01/30 – NPFG Insured
1,500	Chicago, Illinois, Water Revenue Bonds, Senior Lien Series 2001, 5.750%, 11/01/30 –	No Opt. Call	Baa2	1,820,055
	AMBAC Insured
4,685	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A,	4/16 at 100.00	AA–	5,399,135
	5.000%, 1/01/40
195	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	7/16 at 100.00	Aa3	195,762
3,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A,	10/25 at 100.00	AA+	3,412,920
	5.000%, 10/01/46
1,830	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%,	6/24 at 100.00	AA	2,084,956
	6/15/32 – AGM Insured
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
850	5.250%, 1/01/25 (6)	4/16 at 100.00	D	279,642
1,750	5.250%, 1/01/30 (6)	4/16 at 100.00	D	575,733
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Refunding Series 1996A:
10,575	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AA–	8,189,809
10,775	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	AA–	8,021,126
2,395	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville	No Opt. Call	AA	2,013,357
	Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured
2,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/40 –	3/25 at 100.00	AA	2,268,420
	AGM Insured
1,220	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	1,416,920
	6.000%, 10/01/42
54,285	Total Illinois			51,163,391
	Indiana – 3.3% (2.3% of Total Investments)
6,180	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	AA+	5,377,094
	Community School Corporation, Series 2000, 0.000%, 1/15/23 – NPFG Insured
1,500	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB+	1,629,570
	Project, Series 2013B, 5.000%, 7/01/40 (Alternative Minimum Tax)
1,250	Portage, Indiana, Economic Development Revenue Bonds, Ameriplex Project, Series 2006, 5.000%,	7/16 at 100.00	A (5)	1,277,238
	7/15/23 (Pre-refunded 7/15/16)
1,700	Saint Joseph County, Indiana, Educational Facilities Revenue Bonds, University of Notre Dame	3/18 at 100.00	Aaa	1,838,193
	du Lac Project, Refunding Series 2009, 5.000%, 3/01/36
1,000	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	3/16 at 100.00	N/R	48,860
	2005, 5.250%, 2/15/28 (7)
11,630	Total Indiana			10,170,955
	Iowa – 1.9% (1.3% of Total Investments)
2,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	2,096,160
	Project, Series 2013, 5.000%, 12/01/19
4,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	4/16 at 100.00	B+	3,884,880
	5.500%, 6/01/42
6,000	Total Iowa			5,981,040
	Kansas – 2.0% (1.3% of Total Investments)
5,000	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds,	No Opt. Call	A+	5,745,100
	Improvement Series 2012B, 5.000%, 9/01/32
420	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	315,390
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
5,420	Total Kansas			6,060,490
	Kentucky – 3.6% (2.5% of Total Investments)
1,700	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	1,967,648
	Medical Health System, Series 2010A, 6.500%, 3/01/45
505	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project Series	9/17 at 100.00	AA– (5)	539,284
	2007A, 5.000%, 9/01/37 (Pre-refunded 9/01/17) – NPFG Insured
1,785	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project Series	9/17 at 100.00	AA– (5)	1,878,748
	2007A, 5.000%, 9/01/37 (Pre-refunded 9/01/17) – NPFG Insured
5,440	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,	7/23 at 100.00	Baa3	6,203,286
	Downtown Crossing Project, Series 2013A, 5.750%, 7/01/49
510	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue	10/16 at 100.00	A+	517,982
	Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35
9,940	Total Kentucky			11,106,948
	Louisiana – 6.9% (4.7% of Total Investments)
2,930	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	3,268,767
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
2,665	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B,	2/25 at 100.00	AA	3,094,305
	5.000%, 2/01/39
1,085	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	1,134,216
	Series 2007A, 5.500%, 5/15/47
415	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Aa1 (5)	441,477
	Series 2007A, 5.500%, 5/15/47 (Pre-refunded 5/15/17)
330	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	7/23 at 100.00	A	373,382
	5.000%, 7/01/36
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
825	4.750%, 5/01/39 (Pre-refunded 5/01/16) – AGM Insured	5/16 at 100.00	Aaa1 (5)	834,479
8,880	4.500%, 5/01/41 (Pre-refunded 5/01/16) – NPFG Insured (UB)	5/16 at 100.00	AA (5)	8,976,348
5	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-3, 16.401%,	5/16 at 100.00	AA	5,216
	5/01/34, (Pre-refunded 5/01/16) – NPFG Insured (IF)
1,000	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/28 –	12/22 at 100.00	AA	1,142,540
	AGM Insured
1,200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/44	12/24 at 100.00	A–	1,349,364
485	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series	No Opt. Call	BBB	524,460
	2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)
19,820	Total Louisiana			21,144,554
	Maine – 1.6% (1.1% of Total Investments)
2,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	BBB	2,206,240
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
1,290	5.000%, 7/01/33	No Opt. Call	A	1,507,920
1,020	5.000%, 7/01/34	No Opt. Call	A	1,190,636
4,310	Total Maine			4,904,796
	Maryland – 2.4% (1.6% of Total Investments)
5,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2014C, 5.000%, 7/01/44	1/25 at 100.00	AA–	5,752,250
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	AA– (5)	1,527,660
	Health, Series 2006A, 4.750%, 7/01/36 (Pre-refunded 7/01/16) – NPFG Insured
6,500	Total Maryland			7,279,910
	Massachusetts – 2.7% (1.9% of Total Investments)
7,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A+	8,419,950
	Refunding Senior Lien Series 2010B, 5.000%, 1/01/37
	Michigan – 3.4% (2.3% of Total Investments)
1,500	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Series 2012,	11/22 at 100.00	A+	1,648,740
	5.000%, 11/15/42
2,000	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012,	10/22 at 100.00	AAA	2,390,900
	5.000%, 10/01/31
815	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	845,163
	2006A, 5.000%, 12/01/31
185	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2 (5)	192,060
	2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)
5,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	5,123,150
	Series 2008A, 6.875%, 6/01/42
170	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	AA– (5)	173,030
	Revenue Bonds, Series 2006, 5.500%, 6/01/35 (Pre-refunded 6/01/16)
9,670	Total Michigan			10,373,043
	Minnesota – 1.4% (0.9% of Total Investments)
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A:
700	5.000%, 10/01/34	10/24 at 100.00	A2	822,535
500	5.000%, 10/01/35	10/24 at 100.00	A2	585,415
1,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D,	No Opt. Call	AA+	1,105,340
	5.000%, 8/01/18
1,500	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A,	1/24 at 100.00	Aa3	1,714,650
	5.000%, 1/01/46
3,700	Total Minnesota			4,227,940
	Missouri – 0.0% (0.0% of Total Investments)
100	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+ (5)	100,429
	Regional Hospital, Series 2006, 5.000%, 3/01/22 (Pre-refunded 3/01/16)
	Nebraska – 0.8% (0.6% of Total Investments)
1,580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska	No Opt. Call	N/R (5)	1,637,686
	Medical Center, Series 2003, 5.000%, 11/15/16 (ETM)
515	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AA+ (5)	843,050
	City 2, Tender Option Bond Trust 11673, 20.228%, 8/01/40 (Pre-refunded 2/01/17) –
	BHAC Insured (IF)
2,095	Total Nebraska			2,480,736
	Nevada – 4.7% (3.2% of Total Investments)
4,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	4,648,440
2,500	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	No Opt. Call	A+	3,125,025
	International Airport, Refunding Series 2015C, 5.000%, 7/01/26
3,835	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015,	12/24 at 100.00	AA+	4,497,995
	5.000%, 6/01/39
2,050	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority,	7/21 at 100.00	AA	2,355,983
	Refunding Series 2011, 5.000%, 7/01/32
12,385	Total Nevada			14,627,443
	New Hampshire – 1.7% (1.1% of Total Investments)
3,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical	No Opt. Call	A–	3,604,860
	Center, Series 2012, 4.000%, 7/01/32
1,110	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College,	6/19 at 100.00	AA+	1,559,872
	Tender Option Bond Trust 09-7W, 14.296%, 6/01/39 (IF) (8)
4,610	Total New Hampshire			5,164,732
	New Jersey – 6.2% (4.2% of Total Investments)
1,865	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	2,074,421
	Replacement Project, Series 2013, 5.125%, 1/01/39 – AGM Insured (Alternative Minimum Tax)
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	A–	2,360,060
	Care System, Refunding Series 2011A, 5.625%, 7/01/32
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A–	636,790
	Appreciation Series 2010A, 0.000%, 12/15/26
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding
	Series 2006C:
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	A–	10,153,000
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	A–	3,849,700
39,865	Total New Jersey			19,073,971
	New York – 7.7% (5.2% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
660	6.000%, 7/15/30	1/20 at 100.00	BBB–	758,287
1,600	0.000%, 7/15/44	No Opt. Call	BBB–	436,080
1,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	1,281,830
	2011A, 5.750%, 2/15/47
2,200	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	2,269,608
	2/15/47 – NPFG Insured
7,500	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006A, 5.000%,	6/16 at 100.00	AA+	7,617,300
	12/01/25 – BHAC Insured (UB)
2,000	New York Convention Center Development Corporation, New York, Hotel Unit Fee Secured Revenue	11/25 at 100.00	Aa3	2,322,460
	Bonds, Refunding Series 2015, 5.000%, 11/15/45
4,100	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	4,369,903
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
1,560	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A+	1,754,766
	Center Project, Series 2011, 5.000%, 11/15/44
1,500	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	1,856,325
	Series 2005, 5.250%, 10/01/35
500	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph?s Hospital	7/19 at 100.00	BB (5)	572,400
	Health Center Project, Series 2014A, 5.125%, 7/01/31 (Pre-refunded 7/01/19)
395	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	461,510
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
23,115	Total New York			23,700,469
	North Carolina – 5.8% (4.0% of Total Investments)
	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes
	Project, Series 2015:
2,965	5.000%, 12/31/37 (Alternative Minimum Tax)	6/25 at 100.00	BBB–	3,203,208
1,000	5.000%, 6/30/54 (Alternative Minimum Tax)	6/25 at 100.00	BBB–	1,060,480
10,300	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1993B	No Opt. Call	AA– (5)	13,148,568
	6.000%, 1/01/22 – CAPMAC Insured (UB) (ETM) (8)
500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series	1/26 at 100.00	A	603,370
	2015A, 5.000%, 1/01/32
14,765	Total North Carolina			18,015,626
	North Dakota – 0.3% (0.2% of Total Investments)
675	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center	7/22 at 100.00	N/R (5)	827,948
	Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)
	Ohio – 3.8% (2.6% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
4,100	5.125%, 6/01/24	6/17 at 100.00	B–	3,758,429
3,410	5.875%, 6/01/47	6/17 at 100.00	B	3,020,783
1,000	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series	1/35 at 100.00	AA	1,142,280
	2013A, 5.000%, 1/01/38
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender
	Option Bond Trust 1157:
1,315	17.399%, 1/01/38 (IF) (8)	1/23 at 100.00	AA	2,063,393
625	17.399%, 1/01/38 (IF) (8)	1/23 at 100.00	AA	980,700
265	17.271%, 1/01/38 (IF) (8)	1/23 at 100.00	AA	414,664
250	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds,	10/16 at 100.00	A+	256,253
	Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25
10,965	Total Ohio			11,636,502
	Oklahoma – 2.2% (1.5% of Total Investments)
450	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB–	457,047
	5.375%, 9/01/36
3,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A,	6/23 at 100.00	AA	3,363,930
	5.625%, 6/01/43 – BAM Insured (Alternative Minimum Tax)
2,705	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	2,807,330
	System, Series 2006, 5.000%, 12/15/36
6,155	Total Oklahoma			6,628,307
	Oregon – 2.2% (1.5% of Total Investments)
2,000	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series	4/24 at 100.00	AAA	2,492,940
	2014C, 5.000%, 4/01/25
3,500	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series	4/25 at 100.00	AAA	4,341,085
	2015D, 5.000%, 4/01/29
5,500	Total Oregon			6,834,025
	Pennsylvania – 1.8% (1.3% of Total Investments)
4,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	5,671,665
	6/01/33 – AGM Insured
	South Carolina – 2.3% (1.5% of Total Investments)
2,620	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A,	12/23 at 100.00	AA–	3,002,756
	5.125%, 12/01/43
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	AA–	3,983,235
	5.500%, 12/01/54
6,075	Total South Carolina			6,985,991
	Tennessee – 2.2% (1.5% of Total Investments)
195	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding	7/23 at 100.00	AA– (5)	195,840
	and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – NPFG Insured
1,600	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	1,626,912
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
4,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/26	No Opt. Call	A	4,938,000
5,795	Total Tennessee			6,760,752
	Texas – 9.7% (6.6% of Total Investments)
4,280	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier	1/17 at 100.00	BBB–	4,324,255
	Series 2006A, 5.000%, 1/01/34 – SYNCORA GTY Insured
1,000	Bell County Water Control Improvement District 1, Texas, Water Revenue Bonds, Series 2014,	7/23 at 100.00	AA	1,141,890
	5.000%, 7/10/37 – BAM Insured
1,075	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	4/16 at 100.00	C	32,143
	Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax) (7)
2,600	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	BBB+	2,971,228
	5.000%, 1/01/35
3,750	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	4,145,325
	2013A, 5.125%, 10/01/43
2,745	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/22 at 100.00	BB	2,901,904
	Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
500	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds,	11/24 at 100.00	AA+	609,735
	Contractual Obligation Series 2014, 5.000%, 11/01/29
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
150	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	AA–	107,865
4,440	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	AA–	2,490,707
600	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series	11/24 at 100.00	A3	686,142
	2014C, 5.000%, 11/15/33
800	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	Baa1	890,592
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
2,000	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013,	12/25 at 100.00	Baa2	2,287,600
	6.125%, 12/01/38
1,735	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/24 at 100.00	AA	1,909,437
	Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University
	Project, Series 2014A, 5.000%, 4/01/46 – AGM Insured
950	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A2 (5)	1,041,143
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	5/16 at 100.00	C	29,900
	2001C, 5.200%, 5/01/28 (7)
125	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA	142,960
	Texas Health Resources Project, Trust 1031, 17.831%, 2/15/30 (IF) (8)
3,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA	3,107,760
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
1,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	1,132,720
	2012, 5.000%, 12/15/31
31,750	Total Texas			29,953,306
	Utah – 2.6% (1.8% of Total Investments)
1,000	Central Utah Water Conservancy District, Water Revenue Bonds, Series 2012C, 5.000%, 10/01/42	10/22 at 100.00	AA+	1,159,390
2,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2012,	5/21 at 100.00	AA+	2,231,720
	5.000%, 5/15/43
4,110	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A+	4,573,690
7,110	Total Utah			7,964,800
	Virginia – 1.5% (1.0% of Total Investments)
1,765	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	1,899,580
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
2,520	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	2,807,557
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
4,285	Total Virginia			4,707,137
	Washington – 2.1% (1.5% of Total Investments)
2,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding	7/24 at 100.00	Aa1	2,321,540
	Series 2014A, 5.000%, 7/01/40
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	N/R (5)	1,209,740
	Series 2010, 5.500%, 12/01/39 (Pre-refunded 12/01/20)
1,590	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/21 at 100.00	N/R (5)	1,929,179
	Series 2012, 5.000%, 12/01/42 (Pre-refunded 12/01/21)
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	1,115,600
	Series 2012A, 5.000%, 10/01/42
5,590	Total Washington			6,576,059
	Wisconsin – 0.9% (0.6% of Total Investments)
160	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB–	161,187
	Healthcare, Series 2006, 5.000%, 5/01/32
2,500	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 (Pre-refunded	5/16 at 100.00	AA (5)	2,528,900
	5/01/16) – FGIC Insured
2,660	Total Wisconsin			2,690,087
	Wyoming – 0.4% (0.3% of Total Investments)
1,350	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	4/16 at 100.00	BBB	1,355,036
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 457,570	Total Long-Term Investments (cost $409,147,639)			446,938,581

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.6% (1.1% of Total Investments)

	MUNICIPAL BONDS – 1.6% (1.1% of Total Investments)

	California – 0.1% (0.1% of Total Investments)
$ 300	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series	No Opt. Call	A-1	$ 300,000
	2006B, Tender Option Bond Floater 2015-ZF0184, Variable Rate Demand Obligations,
	0.210%, 12/01/22 (9)
	Florida – 0.1% (0.1% of Total Investments)
400	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System
	Obligation Group, Tender Option Bond Floater O-22, Variable Rate Demand Obligations,
	0.060%, 4/27/17 (9)	No Opt. Call	VMIG-1	400,000
	Illinois – 0.9% (0.6% of Total Investments)
2,900	Illinois Finance Authority, Revenue Bonds, University of Chicago, Tender Option Bond Floater	No Opt. Call	A-1	2,900,000
	2015-XM0114, Variable Rate Demand Obligations, 0.020%, 7/01/16 (9)
	New York – 0.9% (0.6% of Total Investments)
1,450	New York State Thruway Authority, General Revenue Bonds, Tender Option Bond Floater 3600Z,	No Opt. Call	A-1	1,450,000
	Variable Rate Demand Obligations, 0.130%, 1/01/17 (9)
$ 5,050	Total Short-Term Investments (cost $5,050,000)			5,050,000
	Total Investments (cost $414,197,639) – 146.8%			451,988,581
	Floating Rate Obligations – (7.2)%			(22,260,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (41.5)% (10)			(127,700,000)
	Other Assets Less Liabilities – 1.9%			5,967,845
	Net Assets Applicable to Common Shares – 100%			$ 307,996,426

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$446,938,581	$ —	$446,938,581
Short-Term Investments:
Municipal Bonds	—	5,050,000	—	5,050,000
Total	$ —	$451,988,581	$ —	$451,988,581

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments was $396,148,889.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$ 44,105,166
Depreciation	(10,525,580)
Net unrealized appreciation (depreciation) of investments	$ 33,579,586

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	On January 1, 2016, the Fund's Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security's interest rate of accrual from
4.750% to 5.250%.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	On May 7, 2015, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from
5.250% to 2.100%.
(7)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(8)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(9)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(10)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.3%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premier Municipal Income Fund, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         March 31, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 31, 2016